Share capital - Schedule of share capital (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Equity, beginning balance		£ 19,793	£ 19,568	£ 19,033
Issued during the year in lieu of dividends	[1]	(1)	(1)	(1)
Equity, ending balance		£ 19,860	£ 19,793	£ 19,568
Share capital
Disclosure of classes of share capital [line items]
Issued capital (in shares), beginning balance		3,780	3,687
Issued during the year in lieu of dividends (in shares)		35	93
Issued capital (in shares), ending balance		3,815	3,780	3,687
Equity, beginning balance		£ 470	£ 458
Issued during the year in lieu of dividends	[1]	4	12	£ 6
Equity, ending balance		£ 474	£ 470	£ 458

[1]	Included within the share premium account are costs associated with scrip dividends.